Summary of material accounting policy information - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2023 ₽ / ₸	Dec. 31, 2023 ₽ / ₸ ₽ / $	Dec. 31, 2023 ₽ / € ₽ / ₸	Dec. 31, 2022 ₽ / ₸	Dec. 31, 2022 ₽ / ₸ ₽ / $	Dec. 31, 2022 ₽ / ₸ ₽ / €	Dec. 31, 2023 ₽ / $	Dec. 31, 2023 ₽ / €	Dec. 31, 2022 ₽ / $	Dec. 31, 2022 ₽ / €
Summary of material accounting policy information
Average exchange rates	0.186765	85.2466	92.2406	0.148608	68.5494	72.5259
Exchange rates	0.197708	0.197708	0.197708	0.152583	0.152583	0.152583	89.6883	99.1919	70.3375	75.6553